Loans and advances to customers - Allowance loan losses and written off financial assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ (1,616,873)	$ (1,773,414)
Contractual amount outstanding of financial assets written-off still subject to enforcement activities	26,477
Loans and advances - Customers
Financial assets
Financial assets	(751,053)	(698,276)
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	21,035	25,551	$ 21,970	$ 21,516
Written-off financial assets	(26,477)	(21,590)	$ (21,154)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	5,771	6,215
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	5,149	8,902
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	10,115	10,434
Written-off financial assets	(26,477)
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets	(4,056)
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets	7
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets	7
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	(736,997)	(687,432)
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	21,028	25,551
Written-off financial assets	(26,477)
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	5,764
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	5,149
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	10,115
Financial assets at amortized cost category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets	8,123	8,887
Written-off financial assets	(9,259)
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets	1,715
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,509
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Impairment losses
Financial assets
Financial assets	4,899
Financial assets at amortized cost category | Public sector loans | Impairment losses
Financial assets
Financial assets	124	15
Financial assets at amortized cost category | Public sector loans | Stage 1 | Impairment losses
Financial assets
Financial assets	66
Financial assets at amortized cost category | Public sector loans | Stage 3 | Impairment losses
Financial assets
Financial assets	58
Financial assets at amortized cost category | Securitized mortgage assets | Impairment losses
Financial assets
Financial assets	4,504	4,078
Written-off financial assets	(1,572)
Financial assets at amortized cost category | Securitized mortgage assets | Stage 1 | Impairment losses
Financial assets
Financial assets	640
Financial assets at amortized cost category | Securitized mortgage assets | Stage 2 | Impairment losses
Financial assets
Financial assets	991
Financial assets at amortized cost category | Securitized mortgage assets | Stage 3 | Impairment losses
Financial assets
Financial assets	2,873
Financial assets at amortized cost category | Loans to customers | Impairment losses
Financial assets
Financial assets	8,277	12,571
Written-off financial assets	(15,646)
Financial assets at amortized cost category | Loans to customers | Stage 1 | Impairment losses
Financial assets
Financial assets	3,343
Financial assets at amortized cost category | Loans to customers | Stage 2 | Impairment losses
Financial assets
Financial assets	2,649
Financial assets at amortized cost category | Loans to customers | Stage 3 | Impairment losses
Financial assets
Financial assets	2,285
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Impairment losses
Financial assets
Financial assets	3,852	6,350
Written-off financial assets	(8,396)
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Impairment losses
Financial assets
Financial assets	1,498
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,338
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Impairment losses
Financial assets
Financial assets	1,016
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Impairment losses
Financial assets
Financial assets	4,425	$ 6,221
Written-off financial assets	(7,250)
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Impairment losses
Financial assets
Financial assets	1,845
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,311
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Impairment losses
Financial assets
Financial assets	$ 1,269